UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-07548

Morgan Stanley Global Dividend Growth Securities
(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York		10036
(Address of principal executive offices)		(Zip code)

Ronald E. Robison 522 Fifth Avenue, New York, New York 10036
(Name and address of agent for service)

Registrant's telephone number, including area code:		212-296-6990

Date of fiscal year end:	March 31, 2008

Date of reporting period:	December 31, 2007

Item 1.  Schedule of Investments.

The Fund’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Morgan Stanley Global Dividend Growth Securities

Portfolio of Investments December 31, 2007 (unaudited)

NUMBER OF SHARES		VALUE
	Common Stocks (98.2%)
	Australia (2.5%)
	Beverages: Alcoholic
1,319,449	Foster’s Group Ltd. (a)	$7,571,951

	Construction Materials
925,226	Boral Ltd.	4,954,253

	Food: Major Diversified
10,790,016	Goodman Fielder Ltd.	17,902,080
	Total Australia	30,428,284

	Bermuda (3.0%)
	Industrial Conglomerates
270,769	Ingersoll-Rand Co. Ltd. (Class A)	12,582,635
298,081	Tyco International Ltd. (Bermuda)	11,818,912
		24,401,547
	Medical Specialties
298,549	Covidien Ltd.	13,222,735
	Total Bermuda	37,624,282

	France (7.6%)
	Construction Materials
143,679	Lafarge S.A.	26,008,435

	Integrated Oil
262,855	Total S.A.	21,814,266

	Major Banks
297,695	BNP Paribas (a)	32,000,763

	Pharmaceuticals: Major
162,807	Sanofi-Aventis (a)	14,880,658
	Total France	94,704,122

	Germany (3.0%)
	Motor Vehicles
215,347	Bayerische Motoren Werke (BMW) AG	13,297,930
242,702	DaimlerChrysler AG (Registered Shares)	23,508,715
	Total Germany	36,806,645

	Ireland (2.1%)
	Food: Specialty/Candy
557,049	Kerry Group PLC (A Shares)	17,606,643

	Major Banks
569,088	Bank of Ireland	8,436,825
	Total Ireland	26,043,468

	Italy (1.1%)
	Integrated Oil
385,432	Eni SpA	14,043,861

	Japan (10.3%)
	Auto Parts: O.E.M.
997,600	Keihin Corp. (a)	17,836,299

	Chemicals: Specialty
487,100	Kuraray Co., Ltd.	5,880,469

	Electrical Products
869,100	Sumitomo Electric Industries, Ltd. (a)	13,843,970

	Electronic Equipment/Instruments
330,400	Canon Inc.	15,096,081

	Household/Personal Care
613,000	Kao Corp.	18,445,360

	Motor Vehicles
1,282,200	Nissan Motor Co., Ltd. (a)	13,882,796

	Pharmaceuticals: Major
176,100	Takeda Pharmaceutical Co., Ltd.	10,294,335

	Pharmaceuticals: Other
206,600	Astellas Pharma Inc.	9,013,363

	Property - Casualty Insurers
841,000	Mitsui Sumitomo Insurance Co., Ltd.	8,208,526

	Recreational Products
333,800	Sankyo Co., Ltd. (a)	15,475,554
	Total Japan	127,976,753

	Netherlands (4.7%)
	Food: Major Diversified
634,922	Unilever NV (Share Certificates) (a)	23,246,202

	Industrial Conglomerates
144,373	Koninklijke (Royal) Philips Electronics NV	6,256,824

	Life/Health Insurance
981,308	Aegon NV	17,216,497

	Publishing: Books/Magazines
354,425	Wolters Kluwer NV (Share Certificates)	11,579,624
	Total Netherlands	58,299,147

	Norway (1.4%)
	Integrated Oil
562,831	Statoil ASA	17,402,285

	Singapore (0.9%)
	Other Transportation
8,720,000	ComfortDelGro Corp. Ltd.	10,971,461

	South Korea (0.9%)
	Wireless Telecommunications
354,733	SK Telecom Co., Ltd. (ADR) (a)	10,585,233

	Spain (4.0%)
	Major Banks
816,193	Banco Bilbao Vizcaya Argentaria, S.A. (a)	20,046,692

	Major Telecommunications
932,259	Telefonica S.A.	30,128,053
	Total Spain	50,174,745

	Sweden (1.0%)
	Telecommunication Equipment
5,503,478	Telefonaktiebolaget LM Ericsson (B Shares)	12,866,886

	Switzerland (3.1%)
	Chemicals: Agricultural
25,116	Syngenta AG (Registered Shares) *	6,372,565

	Financial Conglomerates
175,282	UBS AG (Registered Shares)	8,139,993

	Pharmaceuticals: Major
439,004	Novartis AG (Registered Shares)	23,916,163
	Total Switzerland	38,428,721

	Taiwan (0.7%)
	Major Telecommunications
399,422	CHUNGHWA TELECOM CO LTD-ADR - W (a)	8,431,791

	United Kingdom (20.1%)
	Advertising/Marketing Services
1,717,139	WPP Group PLC	21,984,073

	Aerospace & Defense
1,263,448	Rolls-Royce Group PLC *	13,656,305
73,834,272	Rolls-Royce Group PLC (B Shares)	161,950
		13,818,255
	Financial Conglomerates
4,251,981	Old Mutual PLC	14,097,818

	Food Retail
3,770,707	Morrison (W.M.) Supermarkets PLC	24,321,516

	Food: Specialty/Candy
2,583,729	Cadbury Schweppes PLC	32,207,386

	Integrated Oil
297,703	Royal Dutch Shell PLC (ADR) (Class A)	25,066,593

	Major Banks
2,531,933	Barclays PLC	25,647,370
1,895,604	Royal Bank of Scotland Group PLC	17,041,767
		42,689,137
	Pharmaceuticals: Major
472,438	GlaxoSmithKline PLC	11,989,003

	Publishing: Books/Magazines
1,223,039	Reed Elsevier PLC	16,455,802

	Tobacco
560,678	Imperial Tobacco Group PLC	30,525,801

	Wireless Telecommunications
4,103,914	Vodafone Group PLC	15,295,371
	Total United Kingdom	248,450,755

	United States (31.6%)
	Aluminum
256,833	Alcoa, Inc.	9,387,246

	Coal
294,471	Peabody Energy Corp.	18,151,192

	Computer Peripherals
850,063	EMC Corp. *	15,751,667

	Computer Processing Hardware
291,204	Hewlett-Packard Co.	14,699,978

	Electric Utilities
144,046	American Electric Power Co., Inc.	6,706,782
229,022	Dominion Resources, Inc. (a)	10,867,094
		17,573,876
	Electronic Distributors
352,396	Arrow Electronics, Inc. *	13,842,115

	Finance/Rental/Leasing
397,365	Freddie Mac	13,538,226

	Financial Conglomerates
445,385	Citigroup, Inc. (a)	13,112,134

	Forest Products
84,442	Weyerhaeuser Co.	6,226,753

	Industrial Machinery
235,793	Illinois Tool Works Inc. (a)	12,624,357

	Information Technology Services
264,311	International Business Machines Corp.	28,572,019

	Insurance Brokers/Services
588,766	Marsh & McLennan Companies, Inc.	15,584,636

	Integrated Oil
274,389	Chevron Corp.	25,608,725

	Investment Banks/Brokers
283,615	Merrill Lynch & Co., Inc.	15,224,453

	Major Banks
397,146	Bank of New York Mellon Corp.	19,364,839

	Major Telecommunications
197,339	AT&T Inc.	8,201,409
285,026	Verizon Communications, Inc.	12,452,786
		20,654,195
	Managed Health Care
491,851	UnitedHealth Group Inc.	28,625,728

	Multi-Line Insurance
228,523	American International Group, Inc.	13,322,891

	Pharmaceuticals: Major
403,148	Pfizer, Inc.	9,163,554
467,244	Schering-Plough Corp.	12,447,380
520,493	Wyeth	23,000,586
		44,611,520
	Tobacco
592,449	Altria Group, Inc.	44,777,295
	Total United States	391,253,845
	Total Common Stocks (Cost $857,495,320)	1,214,492,284

	Investment Company (2.0%)
	Ireland
743,225	ISHARES MSCI World (Cost $24,619,198)	25,033,241

PRINCIPAL AMOUNT IN THOUSANDS
	Short-Term Investments (8.7%)
	Short-Term Debt Securities held as Collateral on Loaned Securities (a) (7.9%)
$2,917	Alliance & Leister Plc., 5.26%, 09/29/08 (b)	2,917,091
1,459	Bancaja, 5.35%, 08/12/08 (b)	1,458,545
1,459	Bank of New York Co., Inc., 5.24%, 08/08/08 (b)	1,458,545
1,458	BASF AG, 5.18%, 08/19/08 (b)	1,458,443
2,917	BNP Paribas Mtn., 4.90%, 05/19/08 (b)	2,917,091
5,834	Cam US Finance SA Unipersonal, 5.24%, 07/25/08 (b)	5,834,181
2,917	Canadian Imperial Bank NY, 4.42%, 07/28/08 (b)	2,917,091
1,458	CC USA Inc., 3.89%, 01/28/08 (b)	1,457,909
5,251	CIT Group Holdings 5.23%, 01/18/08 (b)	5,250,763
19,886	Citigroup Global Markets Inc., 4.51%, 01/02/08	19,885,563
2,917	Credit Suisse First Boston, NY, 4.32%, 03/14/08 (b)	2,917,091
	First Tennessee Bank
1,459	5.05%, 08/15/08 (b)	1,458,546
5,834	5.06%, 08/15/08 (b)	5,833,932
	Goldman Sachs Group, Inc.,
1,459	5.10%, 09/12/08 (b)	1,458,545
2,742	4.62%, 02/13/08 (b)	2,742,065
1,459	HSBC Finance Corp., 5.26%, 08/05/08 (b)	1,458,545
5,834	IBM Corp., 5.27%, 09/08/08 (b)	5,834,181
2,488	Lehman Brothers Inc., 4.49%, 01/02/08	2,487,660
2,917	Macquarie Group Ltd., 4.95%, 08/20/08 (b)	2,917,091
4,376	Metropolitan Life Global Funding, 4.89%, 08/21/08 (b)	4,375,636
5,834	National Rural Utilites Coop., Fin., 5.24% 09/02/08 (b)	5,834,181
3,384	Nationwide Building Society, 4.92%, 07/28/08 (b)	3,383,825
5,834	National Bank of Cananda, 5.21%, 04/02/08 (b)	5,833,707
	Unicredito Italiano Bank (IRE) PLC
2,042	5.26%, 08/08/08 (b)	2,041,963
3,209	5.04%, 08/14/08 (b)	3,208,853

	Total Short-Term Debt Securities held as Collateral on Loaned Securities (Cost $97,341,044)	97,341,044

NUMBER OF SHARES(000)
	Short-Term Investment (c) (0.8%)
	Investment Company
10,535	Morgan Stanley Institutional Liquidity Money Market Portfolio - Institutional Class (Cost $10,534,834)		10,534,834

	Total Short-Term Investments		107,875,878

	Total Investments (Cost $892,649,352) (d)	108.9%	1,347,401,403
	Liabilities in Excess of Other Assets	(8.9)	(110,033,057)
	Net Assets	100.0%	$1,237,368,346

ADR	American Depositary Receipt.
*	Non-income producing security.
(a)	All or a portion of these securities were on loan at December 31, 2007. The total value of the loaned securities and related collateral outstanding were $92,653,650 and $97,341,044, respectively.
(b)	Variable/Floating Rate Security - interest rate changes on these instruments are based on changes in a designated base rate. The rate shown are those in effect on December 31, 2007.
(c)

The Fund invests in Morgan Stanley Institutional Liquidity Money Market Portfolio -Institutional Class, an open-end management investment company managed by the Investment Adviser. Investment Advisory fees paid by the Fund are reduced by an amount equal to the advisory and administrative service fees paid by Morgan Stanley Institutional Liquidity Money Market Portfolio - Institutional Class with respect to assets invested by the Fund in Morgan Stanley Institutional Liquidity Money Market Portfolio - Institutional Class. Income distributions earned by the Fund totaled $105,020 for the period ended December 31, 2007.

(d)	The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes.

Morgan Stanley Global Dividend Growth Securities

Summary of Investments  December 31, 2007 (unaudited)

INDUSTRY	VALUE	PERCENT OF TOTAL INVESTMENTS

Major Banks	$122,538,256	9.8%
Pharmaceuticals: Major	105,691,679	8.5
Integrated Oil	103,935,729	8.3
Short-Term Investments	97,341,044	7.2
Tobacco	75,303,096	6.0
Major Telecommunications	59,214,039	4.7
Motor Vehicles	50,689,441	4.1
Food: Specialty/Candy	49,814,029	4.0
Food: Major Diversified	41,148,281	3.3
Miscellaneous	35,568,075	2.8
Financial Conglomerates	35,349,945	2.8
Construction Materials	30,962,688	2.5
Industrial Conglomerates	30,658,371	2.5
Managed Health Care	28,625,728	2.3
Information Technology Services	28,572,019	2.3
Publishing: Books/Magazines	28,035,426	2.2
Wireless Telecommunications	25,880,604	2.1
Food Retail	24,321,516	1.9
Advertising/Marketing Services	21,984,073	1.8
Household/Personal Care	18,445,359	1.5
Coal	18,151,192	1.5
Auto Parts: O.E.M.	17,836,299	1.4
Electric Utilities	17,573,876	1.4
Life/Health Insurance	17,216,497	1.4
Computer Peripherals	15,751,667	1.3
Insurance Brokers/Services	15,584,636	1.2
Recreational Products	15,475,554	1.2
Investment Banks/Brokers	15,224,453	1.2
Electronic Equipment/Instruments	15,096,081	1.2
Computer Processing Hardware	14,699,978	1.2
Electrical Products	13,843,970	1.1
Electronic Distributors	13,842,115	1.1
Aerospace & Defense	13,818,255	1.1
Finance/Rental/Leasing	13,538,226	1.1
Multi-Line Insurance	13,322,891	1.1
Medical Specialties	13,222,735	1.1
Telecommunication Equipment	12,866,886	1.0
Industrial Machinery	12,624,357	1.0
Other Transportation	10,971,461	0.9
Aluminum	9,387,246	0.8
Pharmaceuticals: Other	9,013,363	0.7
Property - Casualty Insurers	8,208,526	0.7
Beverages: Alcoholic	7,571,951	0.6
Chemicals: Agricultural	6,372,565	0.5
Forest Products	6,226,753	0.5
Investment Company	5,880,469	0.5

	$1,347,401,400	100.0%

Item 2.  Controls and Procedures.

(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)  There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 3.  Exhibits.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Global Dividend Growth Securities

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
February 15, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
February 15, 2008

/s/ Francis Smith
Francis Smith
Principal Financial Officer
February 15, 2008